Exchange rates (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Foreign exchange rates [abstract]
Closing rate applied at period end	1.22	1.12	1.23
Average rate applied for the period	1.25	1.21	1.22